Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

(U.S. Dollars in millions)	Year Ended December 31,2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Royal Dutch Shell Plc (1)(2)	$338.2 or 31%	$349.0 or 30%	$315.3 or 26%
Petroleo Brasileiro S.A.(1)	$190.7 or 17%	$222.0 or 19%	$224.6 or 18%
Statoil ASA (3)	$114.5 or 10%	— (4)	$132.7 or 11%
Premier Oil (5)(6)	$113.5 or 10%	$113.5 or 10%	$129.2 or 11%

(1)	Shuttle tanker and FPSO segments.

(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc; therefore the amount in the table for 2016 and 2015 includes revenues from both Royal Dutch Shell Plc and BG Group Plc.

(3)	Shuttle tanker segment and FSO segment.

(4)	Percentage of consolidated revenue was less than 10%.

(5)	In April 2016, Premier Oil acquired E.ON Ruhgras UK GP Limited's (or E.ON) UK North Sea assets where the Voyageur Spirit FPSO operates. Revenues up to April 2016 are attributable to E.ON.

(6)	FPSO segment.

Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; FSO unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)		Total
Revenues	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)		1,110,284
Voyage expenses	—	(80,964)	(1,172)	(1,152)	(17,727)	(359)	1,930		(99,444)
Vessel operating (expenses) recoveries	(149,153)	(129,517)	(25,241)	(33,656)	(21,074)	10	5,067		(353,564)
Time-charter hire expenses	—	(62,899)	—	—	(925)	(16,491)	—		(80,315)
Depreciation and amortization	(143,559)	(125,648)	(19,406)	(6,566)	(15,578)	—	782		(309,975)
General and administrative(1)	(33,046)	(17,425)	(1,864)	(5,068)	(4,486)	(360)	—		(62,249)
(Write-down) & gain (loss) on sale of vessels	(265,229)	(51,741)	(1,108)	—	—	—	—		(318,078)
Restructuring charge	(450)	(210)	—	(2,004)	—	—	—		(2,664)
(Loss) income from vessel operations	(133,049)	68,448	18,110	(44,210)	(21,019)	(3,178)	(1,107)	—	(116,005)
Equity income	14,442	—	—	—	—	—	—		14,442
Investment in joint ventures	169,875	—	—	—	—	—	—		169,875
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	193,817	216,157	88,039	3,931	31,316	—	—		533,260
Expenditures for dry docking	—	16,323	199	—	661	—	—		17,183

Year ended December 31, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues(3)	495,223	509,596	54,440	34,433	37,952	20,746	—	1,152,390
Voyage expenses	—	(62,846)	(1,517)	—	(15,024)	(1,363)	—	(80,750)
Vessel operating expenses	(165,346)	(123,950)	(23,167)	(32,888)	(17,524)	(1,566)	—	(364,441)
Time-charter hire expenses	—	(62,511)	—	—	—	(12,974)	—	(75,485)
Depreciation and amortization	(149,198)	(122,822)	(9,311)	(6,660)	(12,020)	—	—	(300,011)
General and administrative(1)	(35,971)	(10,160)	(836)	(5,495)	(3,307)	(353)	—	(56,122)
Gain on sale and (write down) of vessels	—	4,554	(983)	(43,650)	—	—	—	(40,079)
Restructuring charge	(4,444)	(205)	—	—	—	—	—	(4,649)
Income (loss) from vessel operations	140,264	131,656	18,626	(54,260)	(9,923)	4,490	—	230,853
Equity income	17,933	—	—	—	—	—	—	17,933
Investment in joint ventures	141,819	—	—	—	—	—	—	141,819
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	66,234	40,584	101,347	9,742	76,674	—	—	294,581
Expenditures for dry docking	—	19,105	5,139	—	799	—	—	25,043

Year ended December 31, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues(3)	531,554	541,792	57,391	28,334	40,112	30,230	—	1,229,413
Voyage expenses	—	(82,777)	(851)	—	(12,052)	(2,326)	—	(98,006)
Vessel operating expenses	(189,900)	(128,156)	(26,394)	(13,876)	(13,920)	(6,234)	—	(378,480)
Time-charter hire expenses	—	(51,088)	—	—	(662)	—	—	(51,750)
Depreciation and amortization	(137,914)	(106,190)	(11,775)	(3,775)	(8,362)	(6,583)	—	(274,599)
General and administrative(1)(4)	(38,588)	(22,884)	(1,372)	(4,109)	(4,598)	(1,062)	—	(72,613)
(Write down) and gain on sale of vessels	—	(65,101)	—	(1,000)	—	(3,897)	—	(69,998)
Restructuring charge	—	(568)	—	—	—	—	—	(568)
Income (loss) from vessel operations	165,152	85,028	16,999	5,574	518	10,128	—	283,399
Equity income	7,672	—	—	—	—	—	—	7,672
Investment in joint ventures	77,647	—	—	—	—	—	—	77,647
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs(5)	116,473	26,980	94,317	183,364	243,436	97	—	664,667
Expenditures for dry docking	—	14,609	—	—	—	—	—	14,609

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenue and expenses earned and incurred between segments of the Partnership, during the year ended December 31, 2017.

(3)
Revenues for the year ended December 31, 2016, includes a $4.0 million early termination fee received from Teekay Corporation during 2016, which is included in the Partnership's conventional tanker segment (see note 18).

Revenues for the year ended December 31, 2015, includes $1.8 million net early termination fees paid to Teekay Corporation during 2015, which is included in the Partnership's conventional tanker segment (see note 18).

(4)
General and administrative expenses for the year ended December 31, 2015 includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisitions of the Petrojarl Knarr FPSO unit in the FPSO segment, six long-distance towing and offshore installation vessels in the towage segment, and the Arendal Spirit UMS in the UMS segment, respectively (see notes 3 and 11i).

(5)	Excludes the purchase price of the Petrojarl Knarr FPSO unit (see note 3).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2017 $	December 31, 2016 $
FPSO segment	2,506,660	2,672,100
Shuttle tanker segment	1,765,664	1,673,348
FSO segment	516,567	407,634
UMS segment	190,440	213,829
Towage segment	398,610	382,973
Conventional tanker segment	3,360	4,818
Unallocated:
Cash and cash equivalents and restricted cash	250,294	342,287
Other assets	6,200	21,631
Consolidated total assets	5,637,795	5,718,620